TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 19 - TAXES ON INCOME:

A.	Taxes on income:

The Israeli corporate tax rate was 23% in 2025 and 2024.

B.	Net operating losses carry forwards:

Carryforward tax losses of the Company as of December 31, 2023, amounted to approximately $24,000; however, a full valuation allowance of $7,000 was recorded against the potential future tax benefits.

Carryforward tax losses of the Company as of December 31, 2024, amounted to approximately $29,000; however, a full valuation allowance of $8,000 was recorded against the potential future tax benefits.

Carryforward tax losses of the Company as of December 31, 2025, amounted to approximately $41,000; however, a full valuation allowance of $11,000 was recorded against the potential future tax benefits.

The deferred tax assets and liabilities are composed of the following:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carryforward	9,404	6,739
Accrued expenses	86	97
R&D temporary differences	1,310	1,218
Fund raising costs 2023	-	35
Operating lease liability	10	8
Total deferred tax assets	10,810	8,097
Valuation allowance	(10,810)	(8,097)
Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred taxes	-	-
C.	Theoretical tax:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023

Loss before taxation	(13,220)	(11,053)	(11,286)
Theoretical tax credit at applicable statutory rate: 23%	(3,041)	(2,542)	(2,596)
Non-allowable expenses	(704)	(391)	(244)
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(2,337)	(2,151)	(2,352)
Income tax benefit	-	-	-

D.	Effective tax rate reconciliation:

	Year ended December 31, 2025
	Tax	Rate
IL statutory tax rate	(3,041)	23%

Non-taxable or non-deductible items:
Share-based compensation	747	(5.7%)
Revaluation of financial liabilities at fair value through profit or loss	(166)	1.3%
Others	123	(0.9%)
Changes in valuation allowances	2,713	(20.5%)

Other adjustments	(376)	2.8%
Effective tax rate	-	-

The primary reconciling item between the Company’s statutory tax rate and the effective tax rate is the recognition of a valuation allowance against of deferred tax assets related to accumulated net operating losses carried forward, due to uncertainty regarding their realization.